Retirement Benefit Plans - Principal Assumptions Used for Actuarial Valuations (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Plan [line items]
Discount rates	0.75%	1.00%
Bottom of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	1.20%	1.20%
Top of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	2.00%	2.00%